TANGIBLE FIXED ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
TANGIBLE FIXED ASSETS
Impairment in asset	$ (31,498)	$ (855)	$ (55,838)
Mining Machinery
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	51,158	65,358
Property, plant and equipment, end of period	5,957	51,158	65,358
Mining Machinery | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	168,150	162,839
Foreign Exchange Movement		108
Additions	3	5,203
Transfers between classes	1,591
Disposals	(1,337)
Property, plant and equipment, end of period	168,407	168,150	162,839
Mining Machinery | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(116,992)	(97,481)
Foreign Exchange Movement	211
Depreciation charged during the period	(14,171)	(18,656)
Impairment in asset	(31,498)	(855)
Property, plant and equipment, end of period	(162,450)	(116,992)	(97,481)
Assets Under Construction
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	59,729	77,516
Property, plant and equipment, end of period	7,071	59,729	77,516
Assets Under Construction | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	178,464	176,953
Foreign Exchange Movement	(940)	1,195
Additions	3	5,230
Disposal of subsidiary	(5,254)
Disposals	(1,337)
Transfer to Assets held for sale		(4,913)
Property, plant and equipment, end of period	170,936	178,464	176,953
Assets Under Construction | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(118,736)	(99,437)
Foreign Exchange Movement	1,277	(81)
Depreciation charged during the period	(14,909)	(20,015)
Impairment in asset	(31,498)	(855)
Transfer to Assets held for sale		1,652
Property, plant and equipment, end of period	(163,865)	(118,736)	(99,437)
Data Centers
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	4,743	6,775
Property, plant and equipment, end of period		4,743	6,775
Data Centers | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	6,280	8,700
Foreign Exchange Movement	(336)	517
Disposal of subsidiary	(5,254)
Transfer to Assets held for sale		(2,937)
Property, plant and equipment, end of period	690	6,280	8,700
Data Centers | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(1,537)	(1,924)
Foreign Exchange Movement	847	(38)
Depreciation charged during the period		(359)
Transfer to Assets held for sale		784
Property, plant and equipment, end of period	(690)	(1,537)	(1,924)
Equipment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	3,828	5,383
Property, plant and equipment, end of period	1,114	3,828	5,383
Equipment | Cost
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	4,034	5,414
Foreign Exchange Movement	(604)	569
Additions		27
Transfers between classes	(1,591)
Transfer to Assets held for sale		(1,976)
Property, plant and equipment, end of period	1,839	4,034	5,414
Equipment | Depreciation and impairment
TANGIBLE FIXED ASSETS
Property, plant and equipment, beginning of period	(206)	(31)
Foreign Exchange Movement	219	(43)
Depreciation charged during the period	(738)	(1,000)
Transfer to Assets held for sale		868
Property, plant and equipment, end of period	(725)	(206)	$ (31)
Mining And Computer Equipment
TANGIBLE FIXED ASSETS
Impairment in asset	$ (31,500)	$ (900)